Equity-Accounted Investees - Summary of Interest in Joint Venture (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Beging Balance	$ 538,331
Distributions	89,758	$ 0
Ending Balance	413,124	538,331
Sun Stream Bancorp Inc. [Member]
Disclosure of joint ventures [line items]
Beging Balance	538,331	519,255
Capital contributions		25,089
Capital refunds	(168)
Share of net (loss) earnings	(65,459)	6,758
Share of other comprehensive income (loss) (taxes at 23%)	40,893	(12,771)
Distributions	(100,473)
Ending Balance	$ 413,124	$ 538,331